Accounts payable and accrued liabilities	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Accounts payable and accrued liabilities

5. Accounts payable and accrued liabilities

	2011	2010
Accrued liabilities related to:
Professional fees	$110,500	$118,065
Consultant fees	57,000	15,100
Commissions payable on survey contracts	122,400	—
Survey expenses	18,508	—
Board of Directors' fees	98,612	—
Wages payable	183,198	—
Vacation pay	81,042	60,748
	671,260	193,913
Trade payables, payroll withholdings and other	676,665	382,675

	$1,347,925	$576,588